Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Estimated Values of Stock Option Grants Valuation Assumptions

The weighted average estimated values of director and employee stock option grants, as well as the weighted average assumptions that were used in calculating such values during the twelve months ended December 31, 2017 and 2016, were based on estimates at the date of grant as follows:

	April 30,	January 1,	February 10,
	2015 Grant	2016 Grant	2016 Grant
Risk-free interest rate	1.43%	1.76%	1.15%
Weighted average expected term	5 years	5 years	5 years
Expected volatility	143.10%	134.18%	132.97%
Expected dividend yield	0.00%	0.00%	0.00%

	December 6	March 15,	September 25,
	2016 Grant	2017 Grant	2017 Grant
Risk-free interest rate	1.84%	2.14%	1.85%
Weighted average expected term	5 years	5 years	5 years
Expected volatility	123.82%	121.19%	130.79%
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Stock Option Activity

A summary of stock option activity during the twelve months ended December 31, 2017 and 2016 under our stock option agreements is as follows:

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2016	768,000	$0.75
Granted	560,000	0.90
Exercised	-
Forfeited and expired	-

Outstanding at December 31, 2016	1,328,000	$0.81	9 years	$115,200

Exercisable at December 31, 2016	590,500	$0.77	8 years	$79,200

Outstanding at January 1, 2017	1,328,000	$0.81
Granted	1,350,000	0.37
Exercised	-
Forfeited and expired	(440,000)	0.81

Outstanding at December 31, 2017	2,238,000	$0.55	9 years	$79,200

Exercisable at December 31, 2017	849,250	$0.70	8 years	$79,200